Equity Incentive Plans - Option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning	707,250	157,321	397,519
Shares reserved for issuance		937,500
Reserved shares cancelled		(182,842)
Options granted		(280,250)	(246,448)
Options forfeited / cancelled		25,784	4,558
Options expired		49,737	1,692
Balance at the end	476,381	707,250	157,321	397,519
Outstanding
Balance at the beginning	607,220	799,469	583,750
Granted	716,630	280,250	246,448
Canceled or expired	(18,750)	(25,784)	(4,558)
Options expired		(49,737)	(1,692)
Options exercised	(56,250)	(396,979)	(24,479)
Balance at the end	1,248,850	607,220	799,469	583,750
Vested and exercisable		280,090
Exercisable
Balance at the beginning	280,090
Granted	47,477
Canceled or expired	(18,750)
Exercised	(56,250)
Balance at the ending	252,567	280,090
Weighted-average exercise price of stock options outstanding	$ 2.01	$ 2.23	$ 0.41	$ 0.15
Weighted-average exercise price of stock options exercisable	0.62
Balance at the beginning (in dollars per share)	2.23	0.41	0.15
Granted (in dollars per share)		4.06	1.01
Forfeited / cancelled (in dollars per share)		0.4	1
Expired (in dollars per share)		0.71	1
Exercised (in dollars per share)		0.15	0.12
Balance at the end (in dollars per share)	2.01	2.23	0.41	0.15
Vested and exercisable (in dollars per share)		0.66
Weighted-Average Grant Date Fair Value
Balance at the beginning (in dollars per share)	$ 1.06	0.18	0.07
Granted (in dollars per share)		1.95	0.44
Forfeited (in dollars per share)		0.18	0.45
Expired (in dollars per share)		0.31	0.45
Exercised (in dollars per share)		0.07	0.06
Balance at the end (in dollars per share)		1.06	$ 0.18	$ 0.07
Vested and exercisable (in dollars per share)		$ 0.28
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Balance		8 years 6 months 21 days	7 years 10 months 17 days	8 years 3 months 3 days
Vested and Exercisable at the end		7 years 4 months 24 days
Balance at the beginning (in dollars)	$ 1,163	$ 505	$ 496
Balance at the end (in dollars)		1,163	$ 505	$ 496
Vested and Exercisable at the end (in dollars)		$ 902
Previously Reported [Member]
Outstanding
Balance at the beginning	607,219
Balance at the end		607,219